Description of Business and Organization	12 Months Ended
Mar. 31, 2025
Description of Business and Organization [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION

Note 1 - DESCRIPTION OF BUSINESS AND ORGANIZATION

Ridgetech, Inc. (“RDGT” or the “Company”), formerly known as China Jo-Jo Drugstores, Inc. prior to February 2025, was incorporated in Nevada on December 19, 2006, originally under the name “Kerrisdale Mining Corporation”. On September 24, 2009, the Company changed its name to “China Jo-Jo Drugstores, Inc.” in connection with a share exchange transaction as described below.

On September 17, 2009, the Company completed a share exchange transaction with Renovation Investment (Hong Kong) Co., Ltd. (“Renovation”), whereby 7,900,000 shares of common stock were issued to the stockholders of Renovation in exchange for 100% of the capital stock of Renovation. The completion of the share exchange transaction resulted in a change of control. The share exchange transaction was accounted for as a reverse acquisition and recapitalization and, as a result, the consolidated financial statements of the Company (the legal acquirer) are, in substance, those of Renovation (the accounting acquirer), with the assets and liabilities, and revenues and expenses, of the Company being included effective from the date of the share exchange transaction. Renovation has no substantive operations of its own except for its holdings of Zhejiang Jiuxin Investment Management Co., Ltd. (“Jiuxin Investment”), Zhejiang Shouantang Medical Technology Co., Ltd. (“Shouantang Technology”) and Hangzhou Jiutong Medical Technology Co., Ltd (“Jiutong Medical”), Hangzhou Jiuyi Medical Technology Co. Ltd. (“Jiuyi Technology”), its wholly-owned subsidiaries.

Prior to the Restructuring Transactions (as defined below) in the first quarter of 2025, the Company was an online and offline retailer and wholesale distributor of pharmaceutical and other healthcare products in the People’s Republic of China (“China” or the “PRC”). The Company’s offline retail business was comprised primarily of pharmacies, which were operated by Hangzhou Jiuzhou Grand Pharmacy Chain Co., Ltd. (“Jiuzhou Pharmacy”), a company that the Company controlled through contractual arrangements.

The Company’s offline retail business also included four medical clinics through Hangzhou Jiuzhou Clinic of Integrated Traditional and Western Medicine (“Jiuzhou Clinic”) and Hangzhou Jiuzhou Medical and Public Health Service Co., Ltd. (“Jiuzhou Service”), both of which were also controlled by the Company through contractual arrangements. In May 2014, Shouantang Technology established Hangzhou Shouantang Bio-technology Co., Ltd. (“Shouantang Bio”). In May 2016, Shouantang Bio set up and held 49% of Hangzhou Kahamadi Bio-technology Co., Ltd. (“Kahamadi Bio”), a joint venture specializing in brand name development for nutritional supplements. In 2018, Jiuzhou Pharmacy invested a total of $741,540 (RMB5,100,000) in and held 51% of Zhejiang Jiuzhou Linjia Medical Investment and Management Co. Ltd (“Linjia Medical”), which ceased its operation as of March 31, 2021.

Prior to the Restructuring Transactions, the Company also conducted its online retail pharmacy business through Jiuzhou Pharmacy, which held the Company’s online pharmacy license. On September 10, 2015, Renovation set up Jiuyi Technology to provide additional technical support such as webpage development to the Company’s online pharmacy business. In November 2015, the technical support function was transferred back to Jiuzhou Pharmacy, which hosted the Company’s online pharmacy.

Prior to the Restructuring Transactions, the Company’s wholesale business was primarily conducted through Zhejiang Jiuxin Medicine Co., Ltd. (“Jiuxin Medicine”), which is licensed to distribute prescription and non-prescription pharmaceutical products throughout China. Jiuzhou Pharmacy acquired Jiuxin Medicine on August 25, 2011. On April 20, 2018, 10% of Jiuxin Medicine shares were sold to Hangzhou Kangzhou Biotech Co. Ltd. for a total proceeds of $79,625 (RMB 507,760). On January 29, 2021, The Company bought back the 10% of Jiuxin Medicine for a total price of $77,410(RMB507,760). On July 20, 2023, 100% of Jiuxin Medicine shares were sold to Jiuxin Investment. On January 5, 2024, 100% of Jiuxin Medicine shares were sold to Renovation.

The Company’s herb farming business prior to the Restructuring Transactions was conducted by Hangzhou Qianhong Agriculture Development Co., Ltd. (“Qianhong Agriculture”), a wholly-owned subsidiary of Jiuxin Investment.

On July 30, 2021, China Jo-Jo Drugstores, Inc., a Nevada corporation (“CJJD”), completed a corporate reorganization (the “Reorganization” or “Redomicile Merger”), resulting in China Jo-Jo Drugstores Holdings, Inc., a company incorporated under the laws of the Cayman Islands (“CJJD Cayman”), becoming the publicly held parent company of CJJD, with CJJD merged with and into CJJD Cayman, pursuant to the Agreement and Plan of Merger, dated as of May 14, 2021, by and between CJJD and CJJD Cayman (the “Merger Agreement”). Prior to the Reorganization, shares of CJJD’s common stock were registered pursuant to Section 12(b) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and listed on the NASDAQ Capital Market under the symbol “CJJD.” As a result of the Reorganization, each issued and outstanding share of CJJD’s common stock was converted into the right to receive one CJJD Cayman ordinary share, which shares were issued by CJJD Cayman as part of the Reorganization.

On April 7, 2022, the Company effected a 1-for-12 reverse stock split on its ordinary shares. Upon the effectiveness of the reverse stock split, every 12 shares of the Company’s issued and outstanding ordinary shares were automatically be converted into one issued and outstanding ordinary share. No fractional shares were issued as a result of the reverse stock split. Instead, any fractional shares that would have resulted from the split were rounded up to the next whole number. The reverse stock split affects all shareholders uniformly and will not alter any shareholder’s percentage interest in the Company’s outstanding ordinary shares, except for adjustments that may result from the treatment of fractional shares.

On March 1, 2024, the Company effected a 1-for-20 reverse stock split on its ordinary shares. Upon the effectiveness of the reverse stock split, every 20 shares of the Company’s issued and outstanding ordinary shares were automatically be converted into one issued and outstanding ordinary share. No fractional shares were issued as a result of the reverse stock split. Instead, any fractional shares that would have resulted from the split were rounded up to the next whole number. The reverse stock split affects all shareholders uniformly and will not alter any shareholder’s percentage interest in the Company’s outstanding ordinary shares, except for adjustments that may result from the treatment of fractional shares.

In the first quarter of 2025, the Company completed strategic restructuring of its overall business, aiming to transition from a high-cost retail segment to a wholesale-focused model by expansion of its wholesale business through acquisition of Allright (Hangzhou) Internet Technology Co. Ltd (“Allright”) and divestiture of its retail drugstores business. Pursuant to that certain Equity Exchange Agreement with Renovation, Mr. Lei Liu, Ms. Li Qi, and Oakview International Limited (“Oakview”), dated January 31, 2025, Renovation transferred all equity in Jiuxin Investment to Oakview, in exchange for irrevocable surrender for no consideration by Mr. Liu, Ms. Qi, Oakview and their affiliates in total 2,548,353 ordinary shares back to the Company (the “Divestiture”). Concurrently on January 31, 2025, the Company entered into that certain Equity Exchange Agreement with Mr. Lingtao Kong and Ridgeline International Limited (“Ridgeline”), pursuant to which the Company acquired from Mr. Kong all of the issued and outstanding ordinary shares of Ridgeline, the direct parent company of Allright, by issuing 2,225,000 ordinary shares to Mr. Kong (the “Acquisition”, and together with the Divestiture, the “Restructuring Transactions”). The Restructuring Transactions were approved by the Company’s shareholders at its annual general meeting of shareholders held on February 25, 2025, and were closed on February 28, 2025. Following the consummation of the Divestiture, Jiuxin Investment and all entities owned or controlled by Jiuxin Investment, including each of Jiuzhou Pharmacy, Jiuzhou Clinic and Jiuzhou Service, are owned or controlled indirectly by Mr. Liu and Ms. Qi. As a result of the Restructuring Transactions, the Company currently operates primarily in the wholesale business selling pharmaceutical products to trading companies and other businesses.

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Entity Name	Background	Ownership
Renovation	● Incorporated in Hong Kong SAR on September 2, 2008	100% (Prior to the Restructuring Transactions)

Ridgeline	● Incorporated in Hong Kong SAR on June 27, 2023 ● Acquired by RDGT in February 2025	100% (Following the Restructuring Transactions)

Shouantang Technology

●     Established in the PRC on July 16, 2010 by Renovation with registered capital of $20 million

●     Registered capital requirement reduced by the SAIC to $11 million in July 2012 and is fully paid

●     Deemed a WFOE under PRC law

●     Invests and finances the working capital of Quannuo Technology

100% (Prior to the Restructuring Transactions)
Entity Name	Background	Ownership
Jiuxin Medicine	● Established in PRC on December 31, 2003 ● Acquired by Renovation in January 2024 ● Registered capital of RMB 10 million fully paid ● Carries out pharmaceutical distribution services	100% (Prior to the Restructuring Transactions)

Allright	● Established in PRC on April 19, 2021 ● Acquired by RDGT in February 2025 ● Registered capital of RMB 10 million ● Carries out pharmaceutical distribution services	100% (Following the Restructuring Transactions)

Jiutong Medical	● Established in the PRC on December 20, 2011 by Renovation ● Registered capital of $2.6 million fully paid ● Currently has no operation	100% (Prior to the Restructuring Transactions)

Shouantang Bio

●     Established in the PRC in October, 2014 by Shouantang Technology

●     100% held by Shouantang Technology

●     Registered capital of RMB 1,000,000 fully paid

●     Sells nutritional supplements under its own brand name

100% (Prior to the Restructuring Transactions)

Jiuyi Technology	● Established in the PRC on September 10, 2015 ● 100% held by Renovation ● Technical support to online pharmacy	100% (Prior to the Restructuring Transactions)

Kahamadi Bio	● Established in the PRC in May 2016 ● 49% held by Shouantang Bio ● Registered capital of RMB 10 million ● Develop brand name for nutritional supplements	49% (Prior to the Restructuring Transactions)

Liquidity and capital resources

As of March 31, 2025, we had cash of approximately $18.5 million and a working capital of $25.4 million. During the year ended March 31, 2025, we had a net income of approximately $10.2 million.

The Company’s accounts have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”) on a going concern basis. The going concern basis assumes that assets are realized and liabilities are extinguished in the ordinary course of business at amounts disclosed in the financial statements. The Company’s ability to continue as a going concern depends upon aligning its sources of funding (debt and equity) with its expenditure requirements and repayment of the short-term debts as and when they become due.

In order to meet its capital demand, the Company strived to raise funds in the capital market, increase its credit line from the local banks, and improve its wholesale performance in the near future.

The Company has a credit line agreement from a local bank as described in detail in Note 12. As of March 31, 2025, approximately $0.89 million of the aforementioned bank credit line was available for further borrowing. As the economy growth in China slows down, the national interest rate continues to decrease. Local banks are encouraged to provide low interest rate loans to local enterprises.

Based on the above factors, the Company believes it has sufficient financial resources to support its operations for at least the next 12 months.